Equity Method Investments and Variable Interest Entities	3 Months Ended
Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments and Variable Interest Entities
On November 21, 2016, Rowan and Saudi Aramco, through their subsidiaries, entered into a Shareholders’ Agreement to create a 50/50 joint venture, known as ARO. ARO commenced operations on October 17, 2017, and owns, manages and operates offshore drilling units in Saudi Arabia. The Company accounts for its interest in ARO using the equity method of accounting and only recognizes its portion of equity earnings in the Company's condensed consolidated financial statements. ARO is a variable interest entity; however, the Company is not the primary beneficiary and therefore does not consolidate ARO. The Company's judgment regarding the level of influence over ARO included considering key factors such as: each company's ownership interest, representation on the board of managers of ARO, ability to direct activities that most significantly impact ARO's economic performance, as well as the ability to influence policy-making decisions.
Summarized financial information
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

Three months ended March 31, 2018
Revenue	$58.3
Direct operating costs (excluding items below)	33.4
Depreciation and amortization	16.6
Selling, general and administrative	6.4
Loss on disposals of property and equipment	0.1
Income from Operations	1.8
Interest expense	(5.6)
Benefit for income taxes	(1.2)
Net loss	$(2.6)

Rowan's Equity in losses from ARO	$(1.3)

	March 31, 2018	December 31, 2017
Current assets	$121.0	$108.6
Non-current assets	456.5	459.7
Total assets	$577.5	$568.3

Current liabilities	$43.4	$29.2
Non-current liabilities	542.7	545.1
Total liabilities	$586.1	$574.3

Related party transactions
In connection with the establishment of ARO the Company signed an Asset Transfer and Contribution Agreement. As part of this agreement the Company contributed cash to ARO of $357.7 million in exchange for a 10-year shareholder note receivable from ARO, initially totaling $357.7 million, at a stated interest rate of LIBOR plus two percent. As of March 31, 2018 and December 31, 2017, the outstanding amount for this shareholder note receivable was $270.0 million and $271.3 million, consisting of $270.0 million and $270.2 million, respectively, included in Long-term note receivable from unconsolidated subsidiary on the Company's Condensed Consolidated Balance Sheets. In addition, at December 31, 2017, the Company had a current portion of shareholder note receivable of $1.1 million, which was included in Receivables - trade and other on the Company's Condensed Consolidated Balance Sheets. Interest related to this note is being recognized as a part of Interest Income in the Company's Condensed Consolidated Statement of Operations and totaled approximately $2.8 million for the three months ended March 31, 2018. At March 31, 2018, the Company had an interest receivable from ARO of $1.9 million which is included in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheet.
In conjunction with the establishment of ARO, the Company entered into a series of agreements with ARO including: a Transition Services Agreement and a Secondment Agreement. Pursuant to these agreements the Company, or its seconded employees, will provide various services to ARO, and in return, the Company is to be provided remuneration for those services. From time to time Rowan may sell equipment or supplies to ARO. Revenue and other amounts recognized related to these agreements and transactions is as follows (in millions):

Three months ended March 31, 2018
Secondment Revenue - Jack-ups	$13.0
Transition Services Revenue - Unallocated	9.0
Sales of supplies - Jack-ups	1.3
Total Revenue received from ARO	$23.3

Proceeds from equipment sales to ARO (a)	$1.2

(a) A $0.6 million loss was recognized in Loss on disposals of property and equipment on the Condensed Consolidated Statement of Operations. $1.2 million is included in Receivables - trade and other for the $1.2 million purchase price proceeds.

Total accounts receivable from ARO totaled approximately $23.5 million and $17.3 million as of March 31, 2018 and December 31, 2017, respectively, and are included in Receivables - trade and other on the Condensed Consolidated Balance Sheets.
The Company also entered into a Rig Management Agreement pursuant to which ARO provides certain rig management services for Rowan's rigs while they are contracted with Saudi Aramco and the Company compensates ARO for the services in which they provide to Rowan. For the three months ended March 31, 2018, the Company recognized $10.6 million in Direct operating cost in the Condensed Consolidated Statements of Operations related to these rig management services. Additionally, ARO may sell equipment or supplies to Rowan or purchase such for Rowan, in which case ARO is provided reimbursement. For the three months ended March 31, 2018, the Company recognized $1.4 million in Direct operating cost in the Condensed Consolidated Statements of Operations related to these transactions.
Accounts payable to ARO totaled approximately $11.1 million and $10.8 million as of March 31, 2018 and December 31, 2017, respectively.
The following summarizes the total assets and liabilities as reflected in the Company's Condensed Consolidated Balance Sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any amounts payable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

	March 31, 2018	December 31, 2017
Total assets	$325.0	$319.5
Total liabilities	11.1	10.8
Maximum exposure to loss	$313.9	$308.7